Debt - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended												12 Months Ended
	Nov. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	May 31, 2017 EUR (€)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Weighted-average interest rate on consolidated debt													3.20%	3.10%		3.20%
Debt													$ 25,276	$ 25,895
Debt instrument aggregate principal amount outstanding														115
Financial services [Member]
Debt Instrument [Line Items]
Debt													20,061	21,075
Other debt													1,400	1,600
CNH Industrial [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount	$ 500
Debt instrument, maturity date	2027
Bonds, interest rate	3.85%
Debt instrument principal amount of issue price percentage	99.384%
3.875% Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €									€ 10,000
3.875% Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €									€ 50
Bonds, maturity year									2028
Bonds, interest rate									3.875%
3.875% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount						$ 400					$ 600
Bonds, maturity year											2018
Bonds, interest rate						3.875%					3.875%
Bonds, maturity month and year						2021-10
Debt														600
2.875% Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €								€ 10,000
2.875% Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €								€ 500
Bonds, interest rate								2.875%
Bonds, maturity month and year								2023-05
7.875% Senior Notes [Member] | Case New Holland Industrial Inc. (formerly Case New Holland Inc.) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount												$ 1,500
Bonds, maturity year												2017
Bonds, interest rate												7.875%
Debt repurchased							$ 450						$ 414
Aggregate principal amount															$ 636
Debt instrument charge															$ 17
4.875% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount										$ 500
Bonds, interest rate										4.875%
Bonds, maturity month and year										2021-04
4.500% Notes [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount							$ 600
Bonds, interest rate							4.50%
Bonds, maturity month and year							2023-08
1.625% CIFE Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €					€ 10,000
Debt instrument principal amount of issue price percentage					99.407%
1.625% CIFE Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €					€ 75
Bonds, maturity year					2022
Bonds, interest rate					1.625%
Four Point Three Seven Five Percentage Notes | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount				$ 500
Bonds, maturity year				2022
Bonds, interest rate				4.375%
1.375% Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €			€ 10,000
Debt instrument principal amount of issue price percentage			99.335%
1.375% Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €			€ 500
Bonds, maturity year			2022
Bonds, interest rate			1.375%
1.750% Note [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €		€ 10,000
Debt instrument principal amount of issue price percentage		99.248%
1.750% Note [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €		€ 650
Bonds, maturity year		2025
Bonds, interest rate		1.75%
Six Point Two Five Percent Notes Issued | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member]
Debt Instrument [Line Items]
Bonds, maturity year		2018
Bonds, interest rate		6.25%
Debt repurchase amount | €		€ 800
Two Point Seven Five Percentage Notes | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member]
Debt Instrument [Line Items]
Bonds, maturity year		2019
Bonds, interest rate		2.75%
Revolving Credit Facility [Member] | New Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term													5 years
Revolving credit facility, amount														2,100		€ 1,750
Debt instrument, maturity date													2021
Asset-Backed Facilities [Member]
Debt Instrument [Line Items]
Credit facility													$ 3,200	3,500
Credit facility utilized amount													2,500	2,300
Financial Services Segment [Member] | Unsecured Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility													$ 2,900	$ 3,200